SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $)	3 Months Ended													6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Net sales	$ 313,371,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 655,272,000	$ 630,967,000	$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Operating income	18,242,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	59,155,000	67,224,000	94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Net income attributable to Cubic	12,446,000	21,088,000	26,721,000	23,397,000	20,694,000	14,625,000	22,050,000	28,785,000	18,134,000	16,588,000	16,730,000	26,940,000	11,836,000	43,352,000	47,611,000	69,624,000	91,900,000	83,594,000	72,094,000	63,145,000
Net income per share (in dollars per share)	$ 0.47	$ 0.79	$ 1.00	$ 0.88	$ 0.77	$ 0.55	$ 0.82	$ 1.08	$ 0.68	$ 0.62	$ 0.63	$ 1.01	$ 0.44	$ 1.62	$ 1.78	$ 2.60	$ 3.44	$ 3.13	$ 2.70	$ 2.36
Service Cost Erroneously Classified as Product Cost						$ 5,000,000	$ 8,900,000											$ 13,900,000